This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

[LOGO]

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS:


                     ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO
                ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO
            ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO
                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
                 ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO
             ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO
           ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO
                     ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO
                 ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO
                ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO
               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH PORTFOLIO
                    ALLIANCEBERNSTEIN GLOBAL VALUE PORTFOLIO
             (each a "Portfolio" and collectively, the "Portfolios")

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                    AllianceBernstein Investor Services, Inc.
                          P.O. Box 786003, San Antonio,
                                Texas 78278-6003
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618

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                       STATEMENT OF ADDITIONAL INFORMATION
                                December 29, 2006

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          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' current prospectus (the "Prospectus") dated December 29, 2006, as revised or supplemented from time to time. Financial statements for the Portfolios are included in the annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and annual report may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above.

-------------------

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner AllianceBernstein L.P.

                                TABLE OF CONTENTS


                                                                    Page

INVESTMENT POLICIES AND PRACTICES                                     4

INVESTMENT RESTRICTIONS                                              24

MANAGEMENT OF THE PORTFOLIOS                                         26

PORTFOLIO TRANSACTIONS                                               60

EXPENSES OF THE PORTFOLIOS                                           63

PURCHASE OF SHARES                                                   65

REDEMPTION OF SHARES                                                 67

NET ASSET VALUE                                                      66

DIVIDENDS, DISTRIBUTIONS AND TAXES                                   69

GENERAL INFORMATION                                                  76

FINANCIAL STATEMENTS AND REPORT OF
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                        93

APPENDIX A - Corporate Bond Ratings                                 A-1

APPENDIX B - Policies and Procedures for Voting Proxies             B-1

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                        INVESTMENT POLICIES AND PRACTICES

--------------------------------------------------------------------------------

          The following investment policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectus. The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, AllianceBernstein Small-Mid Cap Growth Portfolio, AllianceBernstein Global Research Growth Portfolio and AllianceBernstein Global Value Portfolio are each a series of The AllianceBernstein Pooling Portfolios (the "Trust"). Each Portfolio is a diversified, open-end investment company.

Stripped Mortgage-Related Securities
------------------------------------

          Each Portfolio may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

          SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

          Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Foreign Currency Exchange Transactions
--------------------------------------

          Each Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. AllianceBernstein L.P. (the "Adviser") expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

          The Portfolios may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolios may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

          If conditions warrant, the Portfolios may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as hedges against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

          For transaction hedging purposes, the Portfolios may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

          Each Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, each Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolios may also purchase or sell foreign currency on a spot basis.

          A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Portfolio.

Repurchase Agreements
---------------------

          The repurchase agreements referred to in the Portfolios' Prospectus are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Portfolios the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security,
(b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

Non-Publicly Traded Securities
------------------------------

          The Portfolios may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, a Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is subject to the restriction against investing more than 15% of net assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines established by the Trustees. Pursuant to these guidelines, the Adviser will monitor the liquidity of a Portfolio's investment in Rule 144A Securities.

Descriptions of Certain Money Market
Securities in Which the Portfolios May Invest
---------------------------------------------

          CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

          Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

          Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

          COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

          VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Portfolios have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Portfolios' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Portfolios consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P, Fitch, or Duff & Phelps.

Asset-Backed Securities
-----------------------

          The Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

Lending of Securities
---------------------

          The Portfolios may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 33-1/3% of a Portfolio's total assets.

Forward Commitments and When-Issued and Delayed Delivery Securities
-------------------------------------------------------------------

          Each Portfolio may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments and "when-issued" or "delayed delivery" commitments. At the time a Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

          A Portfolio will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Portfolio may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment strategy.

          Although neither of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

Options
-------

          OPTIONS ON SECURITIES. Each Portfolio may write and purchase call and put options on securities. Each Portfolio intends to write only covered options. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Portfolio will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both, or in the case of a written put option will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit a Portfolio to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by a Portfolio, provided that another option on such securities is not written. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

          A Portfolio may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call a Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.

          Each of the Portfolios may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

          Each of the Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio and the Portfolio will suffer a loss on the transaction to the extent of the premium paid.

          Each Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.


          OPTIONS ON SECURITIES INDEXES. Each Portfolio may write (sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Portfolio is obligated as the writer of the call option, the Portfolio holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put option on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Portfolio maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          A Portfolio may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Portfolio's security holdings.

          The purchase of call options on securities indexes may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Portfolio owns.

Futures Contracts and Options on Futures Contracts
--------------------------------------------------

          FUTURES CONTRACTS. Each Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment strategies will be used as a hedge and not for speculation.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

          Each Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

          Conversely, the Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

          The Portfolios may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

          OPTIONS ON FUTURES CONTRACTS. The writing of a call option on a Futures Contract constitutes a partial hedge against declining prices of the securities in the Portfolio's portfolio. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Portfolio's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The Portfolios may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

Forward Foreign Currency Exchange Contracts
-------------------------------------------

          Each Portfolio may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolios intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Portfolio seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. A Portfolio also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Portfolios may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

          If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Portfolio may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

          Each Portfolio has established procedures consistent with SEC policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Portfolio will segregate and mark to market liquid assets in an amount at least equal to the Portfolio's obligations under any Forward Contracts.

Options on Foreign Currencies
-----------------------------

          Each Portfolio may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

          Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolios may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

          Each Portfolio may write options on foreign currencies for the same types of hedging purposes or to increase return. For example, where a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Risk Factors in Options, Futures and Forward Transactions
---------------------------------------------------------

          RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S INVESTMENTS. The Portfolios' abilities to hedge all or a portion of their portfolios effectively through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

          It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

          The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

          The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option.

          Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Portfolio in connection with such transactions.

          If a Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Portfolio is able to invest its cash in such securities, the Portfolio faces the risk that the market may instead decline. If the Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

          In writing a call option on a security, foreign currency, index or Futures Contract, a Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Portfolio writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Portfolio's portfolio securities.

          The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Portfolio's portfolio. When a Portfolio writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

          When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium the Portfolio receives. Moreover, by writing an option, a Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

          In the event of the occurrence of any of the foregoing adverse market events, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          With respect to the writing of straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing a Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

          If any of the foregoing adverse market events occurs, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by a Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolios' ability to hedge their portfolios effectively, and could result in trading losses.

          The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

          The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          The staff of the SEC has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds
(ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Portfolio might pay more to repurchase the option contract than the Portfolio would pay to close out a similar exchange-traded option.

          MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Portfolios purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Portfolio or decreases in the prices of securities the Portfolio intends to acquire. When a Portfolio writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

          TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

          RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk a Portfolio assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

          RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Each Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

          Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolios from responding to such events in a timely manner.

          Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

          Unlike transactions entered into by the Portfolios in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

          In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Portfolio could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

          Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

          Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

          Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts
-------------------------------------------------------

          Under applicable regulations, when a Portfolio enters into transactions in Futures Contracts and options on Futures Contracts, that Portfolio is required to segregate liquid assets with its custodian which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. In addition, a Portfolio may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the Portfolio's total assets. Each Portfolio has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Portfolio's total assets. Moreover, a Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Economic Effects and Limitations
--------------------------------

          Income earned by a Portfolio from its hedging activities will be treated as capital gains and, if not offset by net realized capital losses incurred by a Portfolio, will be distributed to shareholders in taxable distributions. Although a gain from such transactions may hedge against a decline in the value of a Portfolio's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

          No Portfolio will "over-hedge," that is, a Portfolio will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

          Each Portfolio's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to use these instruments effectively for the purposes set forth above.

          The Portfolios' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between each Portfolio's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in returns of capital distributions, and in some circumstances, distributions in excess of a Portfolio's book income may be required to be made in order to meet tax requirements.

Future Developments
-------------------

          The foregoing discussion relates to each Portfolio's proposed use of Futures Contracts, Forward Contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Special Investment Considerations
---------------------------------

          Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by U.S. corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

Investment in Other Investment Companies
----------------------------------------

          The Portfolios may not invest in the securities of other registered open-end investment companies or in registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act but may otherwise invest in the securities of other investment companies to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules and regulations thereunder published by appropriate regulatory authorities." The Portfolios expect to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

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                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

          Except as described below and except as otherwise specifically stated in the Prospectus or this SAI, the investment policies of each Portfolio set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

          Each Portfolio has adopted the following fundamental investment restrictions, which may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of a Portfolio's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

          The Portfolios may not:

          (1) make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities representing not more than 33 1/3% of its total assets; or
(c) the use of repurchase agreements;

          (2) borrow money or issue senior securities except to the extent permitted by the 1940 Act;

          (3) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

          (4) invest in companies for the purpose of exercising control;

          (5) (a) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which a Portfolio may invest; or (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing);

          (6) underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, a Portfolio may be deemed to be an underwriter under certain Federal securities laws; or

          (7) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of a Portfolio's total assets may be invested without regard to this restriction.

          (8) invest more than 25% of its total assets in the securities of any one industry, provided, however, that the AllianceBernstein Global Real Estate Investment Portfolio will invest at least 25% or more of its total assets in the securities of issuers conducting their principal business activities in the real estate industry, except that this proviso does not apply to U.S. Government securities.

          Whenever any investment restriction states a maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

          In addition, the following is a description of policies which certain Portfolios have adopted that are not fundamental and may be changed by the Portfolio upon 60 days' prior notice to the shareholders. As indicated in the Prospectus, certain Portfolios have investment policies that, under normal circumstances, subject them to additional investment restrictions. For purposes of these policies, net assets includes any borrowings for investment purposes.

          The Portfolios may not invest in other registered open-end investment companies or in registered unit investment trusts.

          AllianceBernstein U.S. Value Portfolio must invest at least 80% of its net assets in equity securities of U.S. companies.

          AllianceBernstein U.S. Large Cap Growth Portfolio must invest at least 80% of its net assets in equity securities of large-capitalization U.S. companies. For these purposes, "large capitalization U.S. companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index, although the Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

          AllianceBernstein Global Real Estate Investment Portfolio must invest at least 80% of its net assets in the equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties.

          AllianceBernstein Short Duration Bond Portfolio and AllianceBernstein Intermediate Duration Bond Portfolio each must invest at least 80% of their net assets in fixed-income securities.

          AllianceBernstein Inflation-Protected Securities Portfolio must invest at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

          AllianceBernstein High-Yield Portfolio must invest at least 80% of its net assets in high yield debt securities.

          AllianceBernstein Small-Mid Cap Value Portfolio must invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

          AllianceBernstein Small-Mid Cap Growth Portfolio must invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

--------------------------------------------------------------------------------

                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

The Adviser
-----------

          The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Portfolios under the supervision of the Trust's Board of Trustees (see "Management of the Portfolios" in the Prospectus).

          The Adviser is a leading global investment management firm supervising client accounts with assets as of September 30, 2006, totaling approximately $659 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of September 30, 2006, AllianceBernstein Holding, L.P. ("Holding"), a Delaware limited partnership, owned approximately 32.8% of the issued and outstanding units of limited partnership interest in the Adviser ("AllianceBernstein Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange ("Exchange") under the ticker symbol "AB." AllianceBernstein Units do not trade publicly and are subject to significant restrictions on transfer. AllianceBernstein Corporation ("AB Corp.") is the general partner of both the Adviser and Holding. AB Corp. owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. AB Corp. is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.

          As of September 30, 2006, AXA, AXA Financial, AXA Equitable Life Insurance Company ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 59.5% of the issued and outstanding AllianceBernstein Units and approximately 1.7% of the issued and outstanding Holding Units that, including the general partnership interests in the Adviser and Holding, represent an economic interest of approximately 60.5% in the Adviser. As of September 30, 2006, SCB Partners Inc., a wholly-owned subsidiary of SCB, Inc., beneficially owned approximately 6.3% of the issued and outstanding AllianceBernstein Units.

          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial.

          Based on information provided by AXA, as of December 31, 2005, approximately 14.30% of the issued ordinary shares (representing 23.19% of the voting power) of AXA were owned directly and indirectly by three French mutual insurance companies.

Advisory Agreement and Expenses
-------------------------------

          The Adviser serves as investment manager and adviser of each of the Portfolios and continuously furnishes an investment program for each Portfolio and manages, supervises and conducts the affairs of each Portfolio, subject to the supervisions of the Trust's Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Trust for, office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

          Under the terms of the Advisory Agreement, the Portfolios pay no advisory fees to the Adviser. For the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio, the Adviser has contractually agreed to bear certain expenses so that total expenses do not exceed .15% of the average daily net assets on an annual basis for each Portfolio. This contractual agreement automatically extends each year unless the Adviser provides written notice 60 days prior to the Portfolios' fiscal year end.

          The Advisory Agreement was approved by the unanimous vote, cast in person, of the Trust's Trustees, including the Trustees who are not parties to the Advisory Agreement or "interested persons" as defined in the 1940 Act of any such party, at a meeting called for such purpose and held on February 8, 2005. The Advisory Agreement became effective with respect to the Trust on May 13, 2005. The Advisory Agreement was amended as of May 30, 2006 to provide for the addition of the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio. The Advisory Agreement provides that it shall remain in effect until May 30, 2008 with respect to the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio and until May 13, 2007 with respect to each of the other Portfolios and continue in effect thereafter only if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the relevant Portfolio, and (ii) by vote of a majority of the Trustees who are not interested persons of the Trust or of the Adviser ("disinterested Trustees") cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Board of Trustees' approval of the amendment to the Advisory Agreement is available in the Portfolios' annual report to shareholders for the fiscal year ended August 31, 2006.

          Any amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Portfolio and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Trustees, or by vote of a majority of the outstanding voting securities of the relevant Portfolio upon 60 days' written notice, and it terminates automatically in the event of its assignment. The Adviser controls the word "AllianceBernstein" in the names of the Trust and each Portfolio, and if the Adviser should cease to be the investment manager of any Portfolio, the Trust and such Portfolio may be required to change their names to delete the word "AllianceBernstein" from their names.

          The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

          Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolios. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Portfolios. When two or more of the Adviser's clients (including a Portfolio) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following: AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Government Income Trust, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein International Research Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., and The AllianceBernstein Portfolios, all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Trustee Information
-------------------

          The business and affairs of the Portfolios are managed under the direction of the Trustees. Certain information concerning the Trustees of the Trust is set forth below.

                                                        Funds       Other
                                                        in Fund     Director-
                                                        Complex     ships
Name, Address, Age            Principal Occupation(s)   Overseen    Held
and (Year Elected*)           During Past 5 Years       by Trustee  by Trustee
-------------------           -------------------       ----------  ----------

Interested Trustee
------------------

Marc O. Mayer,**              Executive Vice
1345 Avenue of the Americas   President of                 110      SCB
New York, NY 10105            AllianceBernstein L.P.                Partners,
49                            (the "Adviser")** since               Inc. and
(2005)                        2001 and Executive                    SCB Inc.
                              Managing Director of
                              AllianceBernstein
                              Investments, Inc.
                              ("ABI")** since 2003;
                              prior thereto, he was
                              head of
                              AllianceBernstein
                              Institutional
                              Investments, a unit of
                              the Adviser, from
                              2001-2003.  Prior
                              thereto, Chief
                              Executive Officer of
                              Sanford C. Bernstein &
                              Co., LLC (institutional
                              research and brokerage
                              arm of Bernstein & Co.,
                              LLC) ("SCB&Co.") and
                              its predecessor since
                              prior to 2001.

Disinterested Trustees
----------------------

Chairman of the Board         Investment Adviser and an    112      None
William H. Foulk, Jr.,+,#     Independent Consultant.
P.O. Box 5060                 He was formerly Senior
Greenwich, CT 06831-0505      Manager of Barrett
74                            Associates, Inc., a
(2005)                        registered investment
                              adviser, with which he had
                              been associated since
                              prior to 2001. He was
                              formerly Deputy
                              Comptroller and Chief
                              Investment Officer of the
                              State of New York and,
                              prior thereto, Chief
                              Investment Officer of the
                              New York Bank for Savings.

Ruth Block,#                  Formerly, Executive Vice     99       None
500 S.E. Mizner Blvd.         President and Chief
Boca Raton, FL 33432          Insurance Officer of The
76                            Equitable Life Assurance
(2005)                        Society of the United
                              States; Chairman and Chief
                              Executive Officer of
                              Evlico (insurance);
                              Director of Avon, BP (oil
                              and gas), Ecolab
                              Incorporated (specialty
                              chemicals), Tandem
                              Financial Group and
                              Donaldson, Lufkin &
                              Jenrette Securities
                              Corporation; and Governor
                              at Large, National
                              Association of Securities
                              Dealers, Inc.

David H. Dievler,#            Independent Consultant.      111      None
P.O. Box 167                  Until December 1994, he
Spring Lake, NJ 07762         was Senior Vice President
77                            of AllianceBernstein
(2005)                        Corporation ("AB Corp.")
                              (formerly Alliance Capital
                              Management Corporation)
                              responsible for mutual
                              fund administration.
                              Prior to joining AB Corp.
                              in 1984, he was Chief
                              Financial Officer of
                              Eberstadt Asset Management
                              since 1968. Prior to that,
                              he was a Senior Manager at
                              Price Waterhouse & Co.
                              Member of the American
                              Institute of Certified
                              Public Accountants since
                              1953.

John H. Dobkin,#              Consultant.  Formerly,       110      None
P.O. Box 12                   President of Save Venice,
Annandale, NY 12504           Inc. (preservation
64                            organization) from
(2005)                        2001-2002, Senior Advisor
                              from June 1999-June 2000
                              and President of Historic
                              Hudson Valley (historic
                              preservation) from
                              December 1989 - May 1999.
                              Previously, Director of
                              the National Academy of
                              Design and during
                              1988-1992, Director and
                              Chairman of the Audit
                              Committee of AB Corp.
                              (formerly Alliance Capital
                              Management Corporation).

Michael J. Downey,#           Consultant since January     110      Asia
c/o AllianceBernstein L.P.    2004. Formerly, managing              Pacific
Attn: Philip L. Kirstein      partner of Lexington                  Fund, Inc.
1345 Avenue of the Americas   Capital, LLC (investment              and The
New York, NY 10105            advisory firm) from                   Merger
62                            December 1997 until                   Fund
(2005)                        December 2003. Prior
                              thereto, Chairman and CEO
                              of Prudential Mutual Fund
                              Management from 1987 to
                              1993.

D. James Guzy,#               Chairman of the Board of     110      Intel
P.O. Box 128                  PLX Technology                        Corporation
Glenbrook, NV 89413           (semi-conductors) and of              (semi-
70                            SRC Computers Inc., with              conductors);
(2005)                        which he has been                     Cirrus Logic
                              associated since prior to             Corporation
                              2001.  He is also                     (semi-
                              President of the Arbor                conductors);
                              Company (private family               and the
                              investments).                         Davis
                                                                    Selected
                                                                    Advisors
                                                                    Group of
                                                                    Mutual Funds

Nancy P. Jacklin***, #        Formerly, U.S. Executive     110      None
4046 Chancery Court, NW       Director of the
Washington, DC  20007         International Monetary
58                            Fund (December 2002-May
(2006)                        2006); Partner, Clifford
                              Chance (1992-2002); Senior
                              Counsel, International
                              Banking and Finance, and
                              Associate General Counsel,
                              Citicorp (1985-1992);
                              Assistant General Counsel
                              (International), Federal
                              Reserve Board of Governors
                              (1982-1985); and Attorney
                              Advisor, U.S. Department
                              of the Treasury
                              (1973-1982).  Member of
                              the Bar of the District of
                              Columbia and of New York;
                              and member of the Council
                              on Foreign Relations.

Marshall C. Turner, Jr.,#     Principal of Turner          110      The George
220 Montgomery Street         Venture Associates                    Lucas
Penthouse 10                  (venture capital and                  Educational
San Francisco, CA 94104-3402  consulting) since prior to            Foundation;
65                            2001.  From 2003 until May            and the
(2005)                        31, 2006, he was CEO of               National
                              Toppan Photomasks, Inc.,              Datacast,
                              Austin Texas                          Inc.
                              (semi-conductor
                              manufacturing services).

--------

*    There is no stated term of office for the Trustees.

** Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as an Executive Vice President of the Adviser.

***  Ms. Jacklin was elected as a Trustee of the Trust on June 14, 2006.

+    Member of the Fair Value Pricing Committee.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.


          The Trustees of the Trust have four standing committees - an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing and Independent Directors Committees are identified above.

          The function of the Audit Committee is to assist the Trustees in their oversight of the Portfolios' financial reporting process. The Audit Committee met three times during the Portfolios' most recently completed fiscal year.

          The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board of Trustees. The Governance and Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Governance and Nominating Committee met 6 times during the Portfolios' most recently completed fiscal year.

          The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a Trustee submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Portfolio's common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Portfolio not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Portfolio did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Portfolio begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

          Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Trustees pursuant to
Section 20 of the 1940 Act and the rules and regulations promulgated thereunder;
(E) whether the shareholder believes that the candidate is or will be an "interested person" of the Portfolio (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Portfolio to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background;
(ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected;
(iv) the shareholder's consent to be named as such by the Portfolio; (v) the class or series and number of all shares of the Portfolio owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Portfolio's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

          The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

          The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Portfolio, the candidate's ability to qualify as a disinterested Trustee and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Portfolios made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Portfolios' NAV by more than $0.01 per share. The Fair Value Pricing Committee met 0 times during the Portfolios' most recently completed fiscal year.


          The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Trustees, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee met 12 times during the Portfolios' most recently completed fiscal year.

          The dollar range of the Portfolios' securities owned by each Trustee and the aggregate dollar range of securities owned in the AllianceBernstein Fund Complex are set forth below.

                                                        Aggregate Dollar Range
                                                        of Equity Securities
                          Dollar Range of Equity        in the AllianceBernstein
                          Securities in the Portfolios  Fund Complex as of
Name of Trustee           as of December 31, 2005       December 31, 2005
---------------           -----------------------       -----------------

Marc O. Mayer                    None                       Over $100,000
William H. Foulk, Jr.            None                       Over $100,000
Ruth Block                       None                       Over $100,000
David H. Dievler                 None                       Over $100,000
John H. Dobkin                   None                       Over $100,000
Michael J. Downey                None                       Over $100,000
D. James Guzy                    None                     $50,001 to $100,000
Nancy P. Jacklin*                None                           None
Marshall C. Turner, Jr.          None                       Over $100,000

----------

*    Ms. Jacklin was elected as a Trustee of the Trust on June 14, 2006.

          The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Trust in accordance with Section 16 of the 1940 Act.

Officer Information
-------------------

          Certain information concerning the Portfolios' officers is set forth below.

                         Position(s)             Principal Occupation
Name, Address* and Age   Held with Trust         During Past 5 Years
----------------------   ---------------         -------------------

Marc O. Mayer            President and Chief     See biography above.
49                       Executive Officer

Philip L. Kirstein       Senior Vice President   Senior Vice President and
61                       and Independent         Independent Compliance Officer
                         Compliance Officer      of the AllianceBernstein
                                                 Funds, with which he has been
                                                 associated since October 2004.
                                                 Prior thereto, he was Of
                                                 Counsel to Kirkpatrick &
                                                 Lockhart, LLP from October
                                                 2003 to October 2004, and
                                                 General Counsel of Merrill
                                                 Lynch Investment Managers,
                                                 L.P. since prior to 2001 until
                                                 March 2003.

Andrew M. Aran           Vice President          Senior Vice President of the
49                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Bruce K. Aronow          Vice President          Senior Vice President of the
40                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Stephen Beinhacker       Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Henry S. D'Auria         Vice President          Senior Vice President of the
45                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Gershon Distenfeld       Vice President          Vice President of the
31                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Sharon E. Fay            Vice President          Executive Vice President of
46                                               the Adviser,** with which she
                                                 has been associated since
                                                 prior to 2001.

Marilyn G. Fedak         Vice President          Executive Vice President of
59                                               the Adviser,** with which she
                                                 has been associated since
                                                 prior to 2001.

Norman M. Fidel          Vice President          Senior Vice President of the
61                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Eric Franco              Vice President          Senior Vice President of the
46                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

David P. Handke, Jr.     Vice President          Senior Vice President of the
57                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Syed J. Hasnain          Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Shawn E. Keegan          Vice President          Vice President of the
35                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

S. Sean Kelleher         Vice President          Senior Vice President of the
45                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Kumar Kirpalani          Vice President          Vice President of the
52                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Samantha Lau             Vice President          Senior Vice President of the
34                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Lipkee Lu                Vice President          Vice President of the
38                                               Adviser** since June 2005.
                                                 Prior thereto, he was a Senior
                                                 Vice President and Structured
                                                 Product portfolio manager at
                                                 Deerfield Capital Management
                                                 LLC since March 2001.

James W. MacGregor       Vice President          Senior Vice President of the
39                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

John Mahedy              Vice President          Senior Vice President of the
43                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Alison M. Martier        Vice President          Senior Vice President of the
49                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Christopher Marx         Vice President          Senior Vice President of the
39                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Teresa Marziano          Vice President          Senior Vice President of the
52                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Scott McElroy            Vice President          Senior Vice President of the
41                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Joel J. McKoan           Vice President          Senior Vice President of the
48                                               Adviser,** with which he has
                                                 been associated since
                                                 September 2003.  He is also
                                                 the Director of the Credit
                                                 Team.  Prior thereto, he was a
                                                 Managing Director at UBS
                                                 Warburg where he headed the
                                                 North American Debt Syndicate
                                                 Group, with responsibility for
                                                 primary trading of corporate
                                                 debt, emerging-market debt and
                                                 structured products from 2000
                                                 to 2003.  In addition, Mr.
                                                 McKoan was Global Co-Head of
                                                 the CDO Group at UBS Warburg
                                                 from 2002 to 2003.
                                                 Previously, he was a Managing
                                                 Director at PaineWebber
                                                 (acquired by UBS in 2000),
                                                 where he managed the UBS
                                                 Credit Trading Group since
                                                 prior to 2001.

James K. Pang            Vice President          Senior Vice President of the
33                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Joseph G. Paul           Vice President          Senior Vice President of the
46                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Douglas J. Peebles       Vice President          Executive Vice President of
41                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

John D. Phillips         Vice President          Senior Vice President of the
59                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Jeffrey S. Phlegar       Vice President          Executive Vice President of
40                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

James G. Reilly          Vice President          Executive Vice President of
45                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

Michael J. Reilly        Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Paul C. Rissman          Vice President          Executive Vice President of
50                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

Thomas A. Schmitt        Vice President          Senior Vice President of the
49                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Jane E. Schneirov        Vice President          Senior Vice President of the
36                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Kevin F. Simms           Vice President          Senior Vice President of the
40                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Francis X. Suozzo        Vice President          Senior Vice President of the
49                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Christopher M. Toub      Vice President          Executive Vice President of
47                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

Wen-Tse Tseng            Vice President          Vice President of the
41                                               Adviser,** with which he has
                                                 been associated since March
                                                 2006.  Prior thereto, he was
                                                 the healthcare-sector
                                                 portfolio manager for the
                                                 small-cap growth team at
                                                 William D. Witter from August
                                                 2003 to February 2006.  He
                                                 also worked at Weiss, Peck &
                                                 Greer, managing the healthcare
                                                 sector with the same team with
                                                 which he worked at William D.
                                                 Witter, from April 2002 to
                                                 August 2003.  Prior thereto,
                                                 he was a senior healthcare
                                                 analyst at JP Morgan Fleming
                                                 Asset Management since prior
                                                 to 2001.

Patrick S. Wallace       Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Janet A. Walsh           Vice President          Senior Vice President of the
44                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Andrew J. Weiner         Vice President          Senior Vice President of the
38                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Greg J. Wilensky         Vice President          Vice President of the
39                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Raymond Wong             Vice President          Vice President of the
40                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Kewjin Yuoh              Vice President          Vice President of the
35                                               Adviser,** since March 2003.
                                                 Prior thereto, he was a Vice
                                                 President of Credit Suisse
                                                 Asset Management from 2000 to
                                                 2002 and a Vice President of
                                                 Brundage, Story & Rose since
                                                 prior to 2001.

Emilie D. Wrapp          Secretary               Senior Vice President,
51                                               Assistant General Counsel, and
                                                 Assistant Secretary of ABI,**
                                                 with which she has been
                                                 associated since prior to 2001.

Joseph J. Matineo        Treasurer and Chief     Senior Vice President of
47                       Financial Officer       AllianceBernstein Investor
                                                 Services, Inc. ("ABIS"),**
                                                 with which he has been
                                                 associated since prior to 2001.

Thomas R. Manley         Controller              Vice President of the
55                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

----------
* The address for each of the Trust's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   The Adviser, ABI, ABIS and SCB & Co. are affiliates of the Trust.

          The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. Because the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio commenced operations on June 1, 2006, the Trust has not paid Trustee compensation for a full fiscal year for these Portfolios. Set forth below are the compensation amounts for the current fiscal year, including compensation amounts for the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio that are based on estimates of future payments under existing understandings.

          The aggregate compensation paid to each of the Trustees during the twelve months ended December 31, 2005 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") and the total number of registered investment companies (and separate portfolios within the companies) in the AllianceBernstein Fund Complex with respect to which each Trustee serves as a director or trustee, are set forth below. None of the Portfolios nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Trustees is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                     Total
                                                                     Number of
                                                                     Investment
                                                      Total          Portfolios
                                                      Number of      within the
                                                      Investment     Alliance-
                                                      Companies      Bernstein
                                                      in the         Fund
                                       Total          Alliance-      Complex,
                                       Compensation   Bernstein      Including
                                       from the       Fund Complex,  the
                                       Alliance-      Including the  Portfolios,
                                       Bernstein      Portfolios,    as to
                         Estimated     Fund           as to which    which the
                         Compensation  Complex,       the Trustee    Trustee is
                         From the      Including      is a Director  a Director
Name of Trustee          Portfolios    the Trust      or Trustee     or Trustee
---------------          ----------    ---------      ----------     ----------

Marc O. Mayer                 $0              $0        41              110
William H. Foulk, Jr.      $5,717       $487,625        43              112
Ruth Block                 $3,110       $241,625        30               99
David H. Dievler           $2,951       $269,125        42              111
John H. Dobkin             $3,212       $263,125        41              110
Michael J. Downey          $3,044       $240,625        41              110
D. James Guzy              $1,969        $32,000        41              110
Nancy P. Jacklin*              $0             $0        41              110
Marshall C. Turner, Jr.    $1,958        $28,500        41              110

----------
*    Ms. Jacklin was elected as a Trustee of the Trust on June 14, 2006.

          As of December 8, 2006, the Trustees and officers of the Portfolios as a group owned less than 1% of the shares of each Portfolio.

Additional Information About the Portfolios' Portfolio Managers
---------------------------------------------------------------

          Additional information regarding the investment professional(s)(1) primarily responsible for the day-to-day management of each Portfolio may be found below. For additional information about the portfolio management of each Portfolio, see "Management of the Portfolios - Portfolio Managers" in the Portfolios' prospectus. As of August 31, 2006, none of the investment professionals identified below owned any equity securities of the Portfolios.

----------
(1) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual Portfolio portfolios. The number of investment professionals assigned to a particular Portfolio will vary from Portfolio to Portfolio.


          As of August 31, 2006, the Adviser's employees had approximately $706,914,640 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in the Profit Sharing/401(k) Plan, the Partners Compensation Plan and other employee compensation plans, including both vested and unvested amounts.

AllianceBernstein Global Real Estate Investment Portfolio
---------------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the senior most members of the Investment Policy Group.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                    Total
                                                     Number of      Assets of
                           Total        Total        Registered     Registered
                           Number of    Assets of    Investment     Investment
                           Registered   Registered   Companies      Companies
                           Investment   Investment   Managed with   Managed with
                           Companies    Companies    Performance-   Performance-
Portfolio Manager          Managed      Managed      based Fees     based Fees
-----------------          -------      -------      ----------     ----------

Mr. Joseph G. Paul            9       $1,798,000,000    None             None
Ms. Teresa Marziano           3           98,000,000    None             None


                           POOLED INVESTMENT VEHICLES

                                                     Number         Total Assets
                           Total        Total        of Pooled      of Pooled
                           Number       Assets       Investment     Investment
                           of Pooled    of Pooled    Vehicles       Vehicles
                           Investment   Investment   Managed with   Managed with
                           Vehicles     Vehicles     Performance-   Performance-
Portfolio Manager          Managed      Managed      based Fees     based Fees
-----------------          -------      -------      ----------     ----------

Mr. Joseph G. Paul           15       $6,239,000,000      1         $593,000,000
Ms. Teresa Marziano        None            None         None             None


                                 OTHER ACCOUNTS

                                                     Number         Total Assets
                           Total        Total        of Other       of Other
                           Number       Assets       Accounts       Accounts
                           of Other     of Other     Managed with   with
                           Account      Accounts     Performance-   Performance-
Portfolio Manager          Managed      Managed      based Fees     based Fees
-----------------          -------      -------      ----------     ----------

Mr. Joseph G. Paul           61       $1,921,000,000    None             None
Ms. Teresa Marziano           4          172,000,000    None             None


AllianceBernstein U.S. Value Portfolio
--------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Value Investment Policy Group. Ms. Marilyn G. Fedak, Mr. John Mahedy, Mr. Christopher Marx and Mr. John D. Phillips are the senior most members of the Investment Policy Group.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities.(2) The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

----------
(2) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of 16 model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client's country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Ms. Marilyn G. Fedak     103      $53,582,000,000       3        $9,955,000,000
Mr. John Mahedy          103      $53,582,000,000       3        $9,955,000,000
Mr. Christopher Marx      35      $22,631,000,000       1        $6,573,000,000
Mr. John D. Phillips      35      $22,631,000,000       1        $6,573,000,000


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Marilyn G. Fedak        121     $23,799,000,000     5         $862,000,000
Mr. John Mahedy             121     $23,799,000,000     5         $862,000,000
Mr. Christopher Marx         17      $1,591,000,000   None            None
Mr. John D. Phillips         17      $1,591,000,000   None            None


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Marilyn G. Fedak       38,500   $181,466,000,000    119      $22,978,000,000
Mr. John Mahedy            38,500   $181,466,000,000    119      $22,978,000,000
Mr. Christopher Marx       37,711    $61,286,000,000     13       $3,020,000,000
Mr. John D. Phillips       37,711    $61,286,000,000     13       $3,020,000,000

AllianceBernstein Small-Mid Cap Value Portfolio
-----------------------------------------------

          The management of and investment decisions for the Portfolio are made by the Small-Mid Cap Value Investment Policy Group. Mr. Joseph G. Paul, Mr. James W. MacGregor, and Mr. Andrew J. Weiner are the senior most members of the Investment Policy Group.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                        REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Joseph G. Paul        9      $1,798,000,000       None             None
Mr. James W. MacGregor    6      $1,700,000,000       None             None
Mr. Andrew J. Weiner      6      $1,700,000,000       None             None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Joseph G. Paul          15      $6,629,000,000       1         $593,000,000
Mr. James W. MacGregor       4        $116,000,000     None             None
Mr. Andrew J. Weiner         4        $116,000,000     None             None


                                OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Joseph G. Paul           61     $1,921,000,000     None          None
Mr. James W. MacGregor       57     $1,749,000,000     None          None
Mr. Andrew J. Weiner         57     $1,749,000,000     None          None


AllianceBernstein International Value Portfolio
-----------------------------------------------

          The management of and investment decisions for the Portfolio are made by the International Value Investment Policy Group. Ms. Sharon E. Fay, Mr. Kevin
F. Simms, Mr. Henry S. D'Auria and Mr. Eric Franco are the senior most members of the Investment Policy Group.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities.(3) The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

----------
(3) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of 15 model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client's country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Ms. Sharon E. Fay         97      $51,882,000,000       3         $9,955,000,000
Mr. Kevin F. Simms        62      $29,251,000,000       2         $3,383,000,000
Mr. Henry S. D'Auria      62      $29,251,000,000       2         $3,383,000,000
Mr. Eric Franco           77      $29,122,000,000       2         $3,383,000,000


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                         Total        Total         of Pooled      of Pooled
                         Number       Assets        Investment     Investment
                         of Pooled    of Pooled     Vehicles       Vehicles
                         Investment   Investment    Managed with   Managed with
                         Vehicles     Vehicles      Performance-   Performance-
Portfolio Manager        Managed      Managed       based Fees     based Fees
-----------------        -------      -------       ----------     ----------

Ms. Sharon E. Fay          116      $25,031,000,000    5           $862,000,000
Mr. Kevin F. Simms         104      $24,958,000,000    6         $1,455,000,000
Mr. Henry S. D'Auria        96      $19,964,000,000    5           $862,000,000
Mr. Eric Franco            113      $21,023,000,000   None         $862,000,000


                                 OTHER ACCOUNTS

                                                    Number
                       Total        Total           of Other       Total Assets
                       Number       Assets          Accounts       of Other
                       of Other     of Other        Managed with   Accounts with
                       Account      Accounts        Performance-   Performance-
Portfolio Manager      Managed      Managed         based Fees     based Fees
-----------------      -------      -------         ----------     ----------

Ms. Sharon E. Fay      38,443   $179,716,000,000      119       $22,978,000,000
Mr. Kevin F. Simms        732   $118,430,000,000      106       $19,958,000,000
Mr. Henry S. D'Auria      732   $118,430,000,000      106       $19,958,000,000
Mr. Eric Franco           736   $118,602,000,000      106       $19,958,000,000


AllianceBernstein U.S. Large Cap Growth Portfolio
-------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Large Cap Growth Team. Mr. James C. Reilly, Mr. Michael J. Reilly, Mr. David P. Handke, Jr., Mr. Syed J. Hasnain and Mr. Patrick S. Wallace are the senior most members of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                          Total       Total         Registered     Registered
                          Number of   Assets of     Investment     Investment
                          Registered  Registered    Companies      Companies
                          Investment  Investment    Managed with   Managed with
                          Companies   Companies     Performance-   Performance-
Portfolio Manager         Managed     Managed       based Fees     based Fees
-----------------         -------     -------       ----------     ----------

Mr. James C. Reilly         7      $4,926,000,000     None            None
Mr. David P. Handke, Jr.    7      $4,926,000,000     None            None
Mr. Patrick S. Wallace      9      $5,848,000,000     None            None
Mr. Michael J. Reilly       8      $4,973,000,000     None            None
Mr. Syed J. Hasnain         8      $5,062,000,000     None            None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. James C. Reilly          9       $1,530,000,000     None          None
Mr. David P. Handke, Jr.     9       $1,530,000,000     None          None
Mr. Patrick S. Wallace       9       $1,530,000,000     None          None
Mr. Michael J. Reilly        9       $1,530,000,000     None          None
Mr. Syed J. Hasnain          9       $1,530,000,000     None          None


                                OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. James C. Reilly         32,454  $17,743,000,000       3        $388,000,000
Mr. David P. Handke, Jr.    32,506  $17,356,000,000       3        $388,000,000
Mr. Patrick S. Wallace      32,443  $16,395,000,000       6        $878,000,000
Mr. Michael J. Reilly       32,449  $15,175,000,000       4        $710,000,000
Mr. Syed J. Hasnain         32,437  $13,579,000,000       4        $497,000,000


AllianceBernstein Small-Mid Cap Growth Portfolio
------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the Small-Mid Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. Kumar Kirpalani, Ms. Samantha Lau and Mr. Wen-Tse Tseng are the senior most members of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                        REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Bruce K. Aronow     8          $1,982,000,000      None            None
Mr. Kumar Kirpalani     8          $1,982,000,000      None            None
Ms. Samantha Lau        8          $1,982,000,000      None            None
Mr. Wen-Tse Tseng       8          $1,982,000,000      None            None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Bruce K. Aronow         2         $28,000,000     None           None
Mr. Kumar Kirpalani         2         $28,000,000     None           None
Ms. Samantha Lau            2         $28,000,000     None           None
Mr. Wen-Tse Tseng           2         $28,000,000     None           None


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Bruce K. Aronow         27      $1,678,000,000      3         $377,000,000
Mr. Kumar Kirpalani         27      $1,678,000,000      3         $377,000,000
Ms. Samantha Lau            27      $1,678,000,000      3         $377,000,000
Mr. Wen-Tse Tseng           27      $1,678,000,000      3         $377,000,000


AllianceBernstein International Growth Portfolio
------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the International Growth Team. Mr. Christopher Toub, Mr. Paul Rissman, Mr. Stephen Beinhacker and Mr. James Pang are the senior most members of the team.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                         Total          Total       Registered     Registered
                         Number of      Assets of   Investment     Investment
                         Registered     Registered  Companies      Companies
                         Investment     Investment  Managed with   Managed with
                         Companies      Companies   Performance-   Performance-
Portfolio Manager        Managed        Managed     based Fees     based Fees
-----------------        -------        -------     ----------     ----------

Mr. Christopher Toub       1          $275,000,000      None           None
Mr. Paul C. Rissman      None            None           None           None
Mr. Stephen Beinhacker     1          $103,000,000      None           None
Mr. James K. Pang          8        $7,234,000,000      None           None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Christopher Toub       None          None         None           None
Mr. Paul C. Rissman        None          None         None           None
Mr. Stephen Beinhacker       4        $656,000,000     1          $250,000,000
Mr. James K. Pang            8      $1,033,000,000    None           None


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Christopher Toub        None          None         None           None
Mr. Paul C. Rissman           1     $1,376,000,000      1        $1,376,000,000
Mr. Stephen Beinhacker       26      8,491,000,000      3        $2,220,000,000
Mr. James K. Pang            25     $2,422,000,000      2           $87,000,000


AllianceBernstein Short Duration Bond Portfolio
-----------------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Investment Grade: Liquid Markets/Structured Products Investment Team. Mr. Raymond Wong, Mr. S. Sean Kelleher, Mr. Lipkee Lu, Mr. Shawn E. Keegan and Mr. Jeffrey S. Phlegar are the senior most members of the team.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Raymond Wong            2        $131,000,000     None           None
Mr. S. Sean Kelleher      None           None         None           None
Mr. Lipkee Lu             None           None         None           None
Mr. Shawn E. Keegan         2        $253,000,000     None           None
Mr. Jeffrey S. Phlegar    None           None         None           None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Raymond Wong              1        $31,000,000    None            None
Mr. S. Sean Kelleher          3       $303,000,000      1          $111,000,000
Mr. Lipkee Lu                 1       $209,000,000    None            None
Mr. Shawn E. Keegan           1     $1,078,000,000    None            None
Mr. Jeffrey S. Phlegar        7     $4,415,000,000      1          $593,000,000


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Raymond Wong             33     $359,000,000      None             None
Mr. S. Sean Kelleher          5     $520,000,000        4          $49,000,000
Mr. Lipkee Lu                 4     $174,000,000      None             None
Mr. Shawn E. Keegan          37     $733,000,000        1          $15,000,000
Mr. Jeffrey S. Phlegar        1     $203,000,000      None             None


AllianceBernstein Intermediate Duration Bond Portfolio
------------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Investment Grade: Core Fixed Income Team. Mr. Greg Wilensky, Ms. Alison Martier, Mr. Shawn Keegan and Mr. Jeffrey Phlegar are the senior most members of the team.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Greg J. Wilensky       1        $652,000,000      None             None
Ms. Alison M. Martier      4      $3,003,000,000      None             None
Mr. Shawn E. Keegan        2        $253,000,000      None             None
Mr. Jeffrey S. Phlegar   None           None          None             None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky         2        $482,000,000     None             None
Ms. Alison M. Martier        3         $55,000,000     None             None
Mr. Shawn E. Keegan          1        $959,000,000     None             None
Mr. Jeffrey S. Phlegar       7      $4,297,000,000       1         $593,000,000


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky        27      $1,881,000,000       2         $476,000,000
Ms. Alison M. Martier       35      $4,314,000,000     None             None
Mr. Shawn E. Keegan         37        $733,000,000       1          $15,000,000
Mr. Jeffrey S. Phlegar       1        $203,000,000     None             None


AllianceBernstein High-Yield Portfolio
--------------------------------------

          The management of and investment decisions for the Portfolio are made by the Global Credit Investment Team. Mr. Gershon Distenfeld, Mr. Douglas J. Peebles, Mr. Andrew M. Aran and Mr. Joel J. McKoan are the senior most member of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                         Total        Total         Registered     Registered
                         Number of    Assets of     Investment     Investment
                         Registered   Registered    Companies      Companies
                         Investment   Investment    Managed with   Managed with
                         Companies    Companies     Performance-   Performance-
Portfolio Manager        Managed      Managed       based Fees     based Fees
-----------------        -------      -------       ----------     ----------

Mr. Gershon Distenfeld     3        $870,000,000       None          None
Mr. Douglas J. Peebles     1         $83,000,000       None          None
Mr. Andrew M. Aran       None          None            None          None
Mr. Joel J. McKoan       None          None            None          None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Gershon Distenfeld     None          None          None          None
Mr. Douglas J. Peebles     None          None          None          None
Mr. Andrew M. Aran         None          None          None          None
Mr. Joel J. McKoan          2        $226,000,000      None          None


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Gershon Distenfeld        1        $56,000,000     None            None
Mr. Douglas J. Peebles      None          None         None            None
Mr. Andrew M. Aran            2       $230,000,000       2         $230,000,000
Mr. Joel J. McKoan            1        $67,000,000       1          $67,000,000


AllianceBernstein Inflation-Protected Securities Portfolio
----------------------------------------------------------

          Mr. Greg Wilensky, Director of Stable Value Investments, is the investment professional primarily responsible for the day-to-day management of the AllianceBernstein Inflation-Protected Securities Portfolio.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which Mr. Wilensky also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Greg J. Wilensky     1          $652,000,000      None            None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky         2      $1,113,000,000     None            None


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky         27      $1,881,000,000     2          $476,000,000


AllianceBernstein Global Research Growth Portfolio
--------------------------------------------------

          The management of and investment decisions for the Portfolio are made by [the Global Research Growth Portfolio Oversight Group]. Mr. Norman M. Fidel, Ms. Jane E. Schneirov, Mr. Scott McElroy, Ms. Janet A. Walsh, Mr. Thomas A. Schmitt and Mr. Francis X. Suozzo are the senior most members of the Global Research Growth Portfolio Oversight Group.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Global Research Growth Portfolio Oversight Group also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Norman M. Fidel       3          $269,000,000       None           None
Ms. Jane E. Schneirov     1           $89,000,000       None           None
Mr. Scott McElroy         1           $94,000,000       None           None
Ms. Janet A. Walsh        1          $105,000,000       None           None
Mr. Thomas A. Schmitt     1          $138,000,000       None           None
Mr. Francis X. Suozzo     3        $1,649,000,000       None           None


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Norman M. Fidel           4     $1,878,000,000      1          $6,000,000
Ms. Jane E. Schneirov         2     $1,134,000,000      1          $6,000,000
Mr. Scott McElroy             4     $1,204,000,000      1          $6,000,000
Ms. Janet A. Walsh            4     $1,379,000,000      1          $7,000,000
Mr. Thomas A. Schmitt         5     $1,975,000,000      1          $9,000,000
Mr. Francis X. Suozzo         5     $2,257,000,000      1         $11,000,000


                                 OTHER ACCOUNTS

                                                    Number         Total Assets
                           Total        Total       of Other       of Other
                           Number       Assets      Accounts       Accounts
                           of Other     of Other    Managed with   Managed with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Norman M. Fidel          28    $3,600,000,000       5          $617,000,000
Ms. Jane E. Schneirov        31    $4,927,000,000       5          $622,000,000
Mr. Scott McElroy            30    $3,837,000,000       6          $658,000,000
Ms. Janet A. Walsh           34    $4,322,000,000       6          $733,000,000
Mr. Thomas A. Schmitt        48    $5,829,000,000       8          $970,000,000
Mr. Francis X. Suozzo        60    $7,347,000,000      11        $1,240,000,000


AllianceBernstein Global Value Portfolio
----------------------------------------

          The management of and investment decisions for the Portfolio are made by the Global Value Investment Policy Group. Ms. Sharon Fay, Mr. Kevin F. Simms, Mr. Henry S. D'Auria, and Mr. Eric Franco are the senior most members of the Investment Policy Group.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities.(4)The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

----------
(4) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of 15 model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client's country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Ms. Sharon E. Fay          97      $51,882,000,000      3         $9,955,000,000
Mr. Kevin F. Simms         62      $29,251,000,000      2         $3,383,000,000
Mr. Henry S. D'Auria       62      $29,251,000,000      2         $3,383,000,000
Mr. Eric Franco            77      $30,112,000,000      2         $3,383,000,000


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                        Total        Total          of Pooled      of Pooled
                        Number       Assets         Investment     Investment
                        of Pooled    of Pooled      Vehicles       Vehicles
                        Investment   Investment     Managed with   Managed with
                        Vehicles     Vehicles       Performance-   Performance-
Portfolio Manager       Managed      Managed        based Fees     based Fees
-----------------       -------      -------        ----------     ----------

Ms. Sharon E. Fay         117     $26,029,000,000       5          $862,000,000
Mr. Kevin F. Simms        105     $25,955,000,000       6        $1,455,000,000
Mr. Henry S. D'Auria       96     $19,964,000,000       5          $862,000,000
Mr. Eric Franco           113     $21,023,000,000     None         $862,000,000


                                 OTHER ACCOUNTS

                                                    Number
                      Total         Total           of Other       Total Assets
                      Number        Assets          Accounts       of Other
                      of Other      of Other        Managed with   Accounts with
                      Account       Accounts        Performance-   Performance-
Portfolio Manager     Managed       Managed         based Fees     based Fees
-----------------     -------       -------         ----------     ----------

Ms. Sharon E. Fay      38,443    $179,716,000,000     119       $22,978,000,000
Mr. Kevin F. Simms        732    $118,430,000,000     106       $19,958,000,000
Mr. Henry S. D'Auria      732    $118,430,000,000     106       $19,958,000,000
Mr. Eric Franco           736    $118,602,000,000     106       $19,958,000,000

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

          As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

          Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

          Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

          Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

           The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

          To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

          The Adviser's compensation program for investment professionals(5) is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

----------
(5) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


          (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

          (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.(6)

----------
(6) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser's Master Limited Partnership Units.


          (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan: The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

          Under the general supervision of the Trustees, the Adviser makes each Portfolio's investment decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as "best execution"). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. Neither the Portfolios nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Portfolios, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Portfolios. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Portfolios effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the fee charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such fee is reasonable in relation to the value of brokerage and research services provided by the executing broker.

          The Portfolios may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Portfolios will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.

          The extent to which commissions that will be charged by broker-dealers selected by the Portfolios may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Portfolios place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Portfolios; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Portfolios. In connection with seeking best price and execution, the Portfolios do not consider sales of shares of the Portfolios or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to effect portfolio transactions.

          The Portfolios may from time to time place orders for the purchase or sale of securities (including listed call options) with brokers affiliated with the Adviser. In such instances, the placement of orders with such broker would be consistent with the Portfolios' objective of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Adviser. With respect to orders placed affiliated brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          For the fiscal year ended August 31, 2006, the AllianceBernstein U.S. Value Portfolio paid an aggregate of $331,093 in brokerage commissions; the AllianceBernstein U.S. Large Cap Growth Portfolio paid an aggregate of $1,628,020 in brokerage commissions; the AllianceBernstein Global Real Estate Investment Portfolio paid an aggregate of $812,522 in brokerage commissions; the AllianceBernstein International Value Portfolio paid an aggregate of $673,324 in brokerage commissions; AllianceBernstein International Growth Portfolio paid an aggregate of $2,431,532 in brokerage commissions; AllianceBernstein Short Duration Bond Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein Intermediate Duration Bond Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein Inflation-Protected Securities Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein High-Yield Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein Small-Mid Cap Value Portfolio paid an aggregate of $269,463 in brokerage commissions; AllianceBernstein Small-Mid Cap Growth Portfolio paid an aggregate of $737,496 in brokerage commissions; AllianceBernstein Global Research Growth Portfolio paid an aggregate of $4,692 in brokerage commissions; and AllianceBernstein Global Value Portfolio paid an aggregate of $4,181 in brokerage commissions.

          Aggregate securities transactions during the fiscal year ended August 31, 2006 were as follows: with respect to the AllianceBernstein U.S. Value Portfolio, $743,169,312 and, in connection therewith, brokerage commissions of $284,994 (.04%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein U.S. Large Cap Growth Portfolio, $2,345,138,072 and, in connection therewith, brokerage commissions of $1,584,885 (.07%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Global Real Estate Investment Portfolio, $748,323,339 and, in connection therewith, brokerage commissions of $773,403 (.10%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein International Value Portfolio, $517,566,644 and, in connection therewith, brokerage commissions of $650,715 (.13%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein International Growth Portfolio, $1,741,154,937 and, in connection therewith, brokerage commissions of $2,399,402 (.14%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Short Duration Bond Portfolio, $3,319,462,913 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Intermediate Duration Bond Portfolio, $7,167,502,956 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Inflation-Protected Securities Portfolio, $280,795,130 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein High-Yield Portfolio, $405,981,894 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Small-Mid Cap Value Portfolio, $412,596,228 and, in connection therewith, brokerage commissions of $195,486 (.05%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Small-Mid Cap Growth Portfolio, $737,208,120 and, in connection therewith, brokerage commissions of $715,028 (.10%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Global Research Growth Portfolio, $7,521,511 and, in connection therewith, brokerage commissions of $4,680 (.06%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Global Value Portfolio, $7,198,850 and, in connection therewith, brokerage commissions of $3,410 (.05%) were allocated to persons or firms supplying research information.

          The brokerage transactions engaged in by the Portfolios with SCB & Co., SCB Ltd., Advest, Inc. and their affiliates during the fiscal year ended August 31, 2006 are set forth below.


                                                                                  % of Portfolio's
                                                                                  Aggregate Dollar
                                                                                      Amount of
                                                                                      Brokerage
                                                                                    Transactions
                                                                    % of            Involving the
                                                                 Portfolio's         Payment of
                                                 Amount of        Aggregate          Commissions
                                                 Brokerage        Brokerage       Effected Through
Period Ended           Portfolio                Commissions      Commissions     Affiliated Brokers
------------           ---------                -----------      -----------     ------------------
August 31, 2006      AllianceBernstein
                     U.S. Value Portfolio         $23,794           7.2%             3.2%

August 31, 2006      AllianceBernstein
                     U.S. Large Cap Growth
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Global Real Estate
                     Investment Portfolio         $11,598          1.43%            1.65%

August 31, 2006      AllianceBernstein
                     International Value
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     International Growth
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Short Duration Bond
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Intermediate Duration
                     Bond Portfolio                    $0             0%               0%

August 31, 2006      AllianceBernstein
                     Inflation-Protected
                     Securities Portfolio              $0             0%               0%

August 31, 2006      AllianceBernstein
                     High-Yield Portfolio              $0             0%               0%

August 31, 2006      AllianceBernstein
                     Small-Mid Cap Value
                     Portfolio                    $19,609           7.3%             3.0%

August 31, 2006      AllianceBernstein
                     Small-Mid Cap Growth
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Global Research
                     Growth Portfolio                  $0             0%               0%

August 31, 2006      AllianceBernstein
                     Global Value Portfolio            $0             0%               0%


--------------------------------------------------------------------------------

                           EXPENSES OF THE PORTFOLIOS

--------------------------------------------------------------------------------

Distribution Arrangements
-------------------------

          The Trust has entered into a distribution agreement (the "Distribution Agreement") on behalf of each Portfolio with ABI, the Portfolios' principal underwriter (the "Underwriter"), to permit the Underwriter to distribute the Portfolios' shares, which are sold at the net asset value without any sales charge. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

          Under the Distribution Agreement, the Trust is responsible for all expenses of the Portfolios, including, for example, certain administrative services, costs of printing Portfolio prospectuses and other reports to shareholders, any taxes levied against the Portfolios and brokerage fees and commissions in connection with the purchase and sale of portfolio securities, but not expenses incurred in promoting the sale of the Portfolios' shares, which are borne by the Underwriter.

          The Distribution Agreement will continue in effect with respect to each Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

          All material amendments to the Distribution Agreement will become effective only upon approval as provided in the preceding paragraph. The Distribution Agreement may be terminated (a) by the Portfolios without penalty at any time by a majority vote of the holders of the Portfolio's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Trustees or (b) by the Underwriter. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice. The Distribution Agreement will terminate automatically in the event of its assignment.

Transfer Agency Arrangements
----------------------------

          AllianceBernstein Investor Services, Inc. ("ABIS"), an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Portfolios' registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.

Codes of Ethics and Proxy Voting Policies and Procedures
--------------------------------------------------------

          The Portfolios, the Adviser and the Principal Underwriter have each adopted codes ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios. The Portfolios have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix B.

          Information regarding how each Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Adviser's website at www.AllianceBernstein.com; or both; and (2) on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares - How To Buy Shares."

General
-------

          Shares of the Portfolios are sold directly through the Principal Underwriter exclusively to regulated investment companies advised by and certain other institutional clients of the Adviser. The shares are offered on a continuous basis at a price equal to their net asset value.

          In return for Portfolio shares, the Portfolios intend to accept securities held as portfolio assets by the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy, AllianceBernstein Tax-Managed Wealth Preservation Strategy, AllianceBernstein Blended Style Series, Inc. U.S. Large Cap Portfolio and certain institutional clients of and regulated investment companies advised by Alliance that seek a blend of asset classes pursuant to an agreement and plan of reorganization and incorporation of assets pursuant to section 351 of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolios intend that the contributions by the Transferors in exchange for Portfolio shares be governed by section 351 of the Code and, as such, be tax-free.

          RIGHT TO RESTRICT, REJECT OR CANCEL PURCHASE AND EXCHANGE ORDERS. The AllianceBernstein Mutual Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Portfolio suspends the sale of its shares, shareholders will not be able to acquire its shares.

          The public offering price of shares of the Portfolios is their net asset value. On each Portfolio business day on which a purchase or redemption order is received by a Portfolio and trading in the types of securities in which the Portfolio invests might materially affect the value of Portfolio shares, the per share net asset value is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern Time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any day on which the Exchange is open for trading. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day.

Arrangements Permitting Frequent Purchases And Redemptions Of Portfolio Shares
------------------------------------------------------------------------------

          The AllianceBernstein Pooling Portfolios have no arrangements with anyone to permit frequent purchases and redemptions of Portfolio shares. As described in the Portfolios' prospectus, the Portfolios accept only institutional clients of the Adviser as shareholders.

--------------------------------------------------------------------------------

                              REDEMPTION OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in the Portfolios' Prospectus under the heading "Purchase and Sale of Shares - How to Sell Shares."

          Subject only to the limitations described below, the Portfolios will redeem shares tendered to them, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered in proper form. There is no redemption charge.

          The right of redemption may not be suspended and the date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of a Portfolio.

          Except as provided below, redemption proceeds will be sent by wire only. Payment of the redemption price will ordinarily be wired within one business day of the redemption request, but may take up to three business days. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Portfolio to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions or pay spreads when subsequently disposing of those securities.

--------------------------------------------------------------------------------

                                 NET ASSET VALUE

--------------------------------------------------------------------------------

          The AllianceBernstein Pricing & Valuation Group (the "Pricing Group") is responsible for implementing the Adviser's Statement of Pricing Policy (the "Policy Statement"), as approved by the Board of Trustees.

          The per share net asset value is computed in accordance with the Trust's Declaration of Trust and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern Time) following receipt of a purchase or redemption order by a Portfolio on each Portfolio business day on which such an order is received and on such other days as the Board of Trustees deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Portfolio's per share net asset value is calculated by dividing the value of that Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Portfolios' pricing policies and procedures adopted by the Board of Trustees (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser certain of the Board's duties with respect to the Pricing Policies. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or pursuant to procedures established by, the Board of Trustees. Securities for which no bid and asked price quotations are readily available are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in like manner, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price. Portfolio securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

          Readily marketable securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ), are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources.

          Listed put or call options purchased by a Portfolio are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

          Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

          U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Trustees determines that this method does not represent fair value).

          Debt securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. For securities where the Pricing Group has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

          All other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by a Portfolio or the Board of Trustees.

          With respect to securities for which market quotations are not readily available, the market value of a security will be determined in accordance with the Policy Statement.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Portfolio business day. In addition, trading in foreign markets may not take place on all Portfolio business days. Furthermore, trading may take place in various foreign markets on days that are not Portfolio business days. Each Portfolio's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in a Portfolio's calculation of net asset value unless these prices do not reflect current market value, in which case the securities will be valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees.

          The Board of Trustees may suspend the determination of a Portfolio's net asset value (and the offering and sales of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining each Portfolio's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Trustees.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

          SCOPE OF DISCUSSION. The following discussion addresses certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to address all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). The following discussion also provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

United States Federal Income Taxation of Dividends and Distributions
--------------------------------------------------------------------

          TAXATION OF EACH PORTFOLIO. Each Portfolio is treated as a separate taxable entity for U.S. federal income tax purposes. Each Portfolio intends to qualify for tax treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year.

          If a Portfolio qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on the part of its income distributed in a timely manner to shareholders in the form of dividends (including capital gain dividends). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Portfolio must, among other things:

          (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

          (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

          (c) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

          In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recently enacted tax legislation (the "2004 Act") provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

          If it were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, each Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to U.S. shareholders as ordinary income. (Some portions of such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of U.S. shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate U.S. shareholders.) In addition, each Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

          In addition, if a Portfolio fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted so to elect and so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the underdistributed amounts. For these purposes, a strategy will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Portfolio in January of a year generally is deemed to have been paid by the Portfolio on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolios intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

          PORTFOLIO DISTRIBUTIONS. Generally, a regulated investment company qualifying under Subchapter M of the Code that invests in a Portfolio (a "RIC Shareholder") will be treated in the same manner as Portfolio shareholders who are natural persons would be, and, as such, the RIC Shareholder will have ordinary income from the receipt of dividends from the underlying Portfolios' investment income and short-term gains and capital gain income from the receipt of capital gain dividends from underlying Portfolios. As for most other types of shareholders of an underlying Portfolio, a RIC Shareholder will not be able to use losses realized within one underlying Portfolio against gains or income realized within another underlying Portfolio. This could cause the RIC Shareholder to receive, and in turn be required to make, higher current distributions, and such distributions may consist to a greater degree of ordinary income than they would have had if the RIC Shareholder had held directly the assets of the underlying Portfolios. The RIC Shareholder will, however, be able to net gains or losses from the redemptions of shares in multiple underlying funds against each other.

          Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a RIC Shareholder has owned his or her shares in the Portfolio. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will be taxable to RIC Shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable to RIC Shareholders as ordinary income.

          QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. If a RIC Shareholder receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying Portfolio designates such dividends as "qualified dividend income" then the RIC Shareholder will receive "qualified dividend income" and is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the RIC Shareholder meets holding period and other requirements with respect to shares of the underlying Portfolio. A dividend will not be treated as qualified dividend income (at any level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company for the taxable year in which the dividend is paid or the immediately preceding taxable year.

          If the qualified dividends received by a RIC Shareholder during any taxable year are 95% or more of its gross income, then 100% of the RIC Shareholder's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

          Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-- for taxable years beginning on or before December 31, 2008.

          Although each Portfolio may distribute amounts designated as qualified dividend income if certain conditions (described below) are satisfied, those Portfolios emphasizing equity investments - for example, the U.S. Large Cap Growth Portfolio and the Small-Mid Cap Value Portfolio - are generally likely to be able to distribute larger proportionate amounts designated as qualified dividend income. However, the equity component of each Portfolio's portfolio is normally diversified among a broad range of stocks paying dividends at different rates or perhaps even not at all. As a result, it is not possible to predict what portions of distributions made by any of the Portfolios are likely to be designated as qualified dividend income.

          Any dividend or distribution received by a U.S. shareholder on shares of one of the Portfolios (even if received shortly after the purchase of such shares by such shareholder) will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

          DIVIDENDS RECEIVED DEDUCTION. U.S. Corporate shareholders of RIC Shareholders, if any, may be able to take a dividends-received deduction with respect to the portion of any Portfolio distribution representing certain dividends received by the Portfolio from domestic corporations during the taxable year. The ability to take a dividends-received deduction is subject to particular requirements and limitations in the Code.

          RETURN OF CAPITAL DISTRIBUTIONS. If a Portfolio makes a distribution in excess of its current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a U.S. shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a U.S. shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

          Dividends and distributions on a Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular U.S. shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Portfolio's net asset value also reflects unrealized losses.

          REDEMPTIONS AND SALES OF SHARES. Redemptions and sales of shares in any of the Portfolios are generally taxable transactions for U.S. federal income tax purposes, generally giving rise to gain or loss recognition by U.S. shareholders at rates applicable to long-term or short-term capital gains depending on whether the shares were held for more than one year or for one year or less, respectively. However, if a U.S. shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for U.S. federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the same Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

          REDEMPTIONS AND SALES OF SHARES BY RIC SHAREHOLDERS. Depending on a RIC Shareholder's percentage ownership in an underlying Portfolio both before and after a redemption of underlying fund shares, there is a remote risk that the RIC Shareholder's redemption of shares of such underlying Portfolio may cause the RIC Shareholder to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying Portfolio. This would be the case where the RIC Shareholder holds a significant interest in an underlying Portfolio and redeems only a small portion of such interest.

          OPTIONS, FUTURES, FORWARD CONTRACTS, AND SWAP AGREEMENTS. Each Portfolio may enter hedging transactions and other transactions in options, futures contracts, forward contracts, swap agreements, straddles, foreign currencies, and other instruments, all of which are subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

          Certain of each Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Portfolio's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If its book income is less than sum of its taxable income and net tax-exempt income (if any), a Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

          SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. An investment made in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio making the investment to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

          FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Each Portfolio may enter transactions in foreign currencies, foreign currency- denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and other similar instruments), which may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

          With respect to each of the Portfolios, investments in foreign securities may be subject to foreign withholding taxes, effectively decreasing the yield on those securities, and may increase or accelerate the Portfolio's recognition of ordinary income and affect the timing or amount of the Portfolio's distributions. None of the Portfolios expects that U.S. shareholders will be able to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.

          PASSIVE FOREIGN INVESTMENT COMPANIES. Equity investments by a Portfolio in certain "passive foreign investment companies" ("PFICs") could potentially subject that Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to RIC Shareholders. However, a Portfolio may elect to avoid the imposition of that tax. For example, the Portfolio may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return. As mentioned above, dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

          NON-U.S. SHAREHOLDERS. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the 2004 Act, effective for taxable years of the Portfolios beginning before January 1, 2008, a regulated investment company will not be required to withhold any amounts (i) with respect to distributions from U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the regulated investment company. The Portfolios currently do not anticipate that any of their shareholders will be foreign persons, but recognize that RIC Shareholders may have foreign shareholders. Interest-related and short-term capital gain distributions received by a RIC Shareholder will retain their character as excluded from withholding when paid by the RIC Shareholder to its foreign shareholders, if any.

          The 2004 Act also modifies the tax treatment of distributions from a regulated investment company that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Global Real Estate Investment Portfolio will likely hold USRPIs. Although under the 2004 Act distributions to foreign persons attributable to gains from the sale or exchange of USRPIs ("USRPI Distributions") paid or deemed paid on or before December 31, 2007 will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax (and may well be subject to withholding under future regulations), RIC Shareholders will not receive or pass-through USRPI Distributions as a result of investing in the Portfolios. This result may be changed under future regulations.

          Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.

          BACKUP WITHHOLDING. Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Portfolio with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is currently 28% for amounts paid through 2010, and is scheduled to increase to 31% for amounts paid after December 31, 2010.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Description of the Trust
------------------------

          The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated November 11, 2004, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act, having thirteen separate portfolios, each of which is represented by a separate series of shares.

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Portfolio do not have any preemptive rights. Upon termination of any Portfolio, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Portfolio are entitled to share pro rata in the net assets of that Portfolio then available for distribution to such shareholders. The Trust or any Portfolio may be terminated at any time by vote of at least a majority of the outstanding shares of each Portfolio affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

Disclosure of Portfolio Holdings
--------------------------------

          The Portfolios believe that the ideas of the Adviser's investment staff should benefit the Portfolios and their shareholders, and does not want to afford speculators an opportunity to profit by anticipating Portfolio trading strategies or using Portfolio information for stock picking. However, the Portfolios also believe that knowledge of the Portfolios' portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions and evaluating portfolio management techniques.

          The Adviser has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of the Portfolios' portfolio securities. The policies and procedures relating to disclosure of the Portfolios' portfolio securities are designed to allow disclosure of portfolio holdings information when necessary to the Portfolios' operations or useful to the Portfolios' shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their shareholders) are met, the Portfolios do not provide or permit others to provide information about the Portfolios' portfolio holdings on a selective basis.

          The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser posts portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser posts on the website a complete schedule of the Portfolios' portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the applicable Portfolio, the market value of the applicable Portfolio's holdings and the percentage of the applicable Portfolio's assets represented by the applicable Portfolio's holdings. In addition to the schedule of portfolio holdings, the Adviser may post information about the number of securities a Portfolio holds, a summary of a Portfolio's top ten holdings (including name and the percentage of the Portfolio's assets invested in each holding) and a percentage breakdown of the Portfolio's investments by country, sector and industry, as applicable approximately 20 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, emailed or otherwise transmitted to any person.

          The Adviser may distribute or authorize the distribution of information about the Portfolios' portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Portfolios. In addition, the Adviser may distribute or authorize distribution of information about the Portfolios' portfolio holdings that is not publicly available, on the website or otherwise, to the Portfolios' service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, to facilitate the review of the Portfolios by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders. The Adviser does not expect to disclose information about the Portfolios' portfolio holdings that is not publicly available to the Portfolios' individual or institutional investors or to intermediaries that distribute the Portfolios' shares. Information may be disclosed with any frequency and any lag, as appropriate.

          Before any non-public disclosure of information about the Portfolios' portfolio holdings is permitted, however, the Adviser's Chief Compliance Officer must determine that a Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

          The Adviser has established procedures to ensure that the Portfolios' portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of a Portfolio and is in the best interest of the Portfolio's shareholders. The Adviser's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to a Portfolio and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Portfolio and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Chief Compliance Officer or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Portfolios' Board of Trustees on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

          In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Portfolios' portfolio holdings: (i) the Portfolios' independent registered public accounting firm, for use in providing audit opinions; (ii) Data Communique International and, from time to time, other financial printers, for the purpose of preparing Portfolio regulatory filings; (iii) the Portfolios' custodian in connection with its custody of the Portfolios' assets; (iv) ISS for proxy voting services; and
(v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Portfolios' portfolio holdings information unless specifically authorized.

Capitalization
--------------

          The Trust has an unlimited number of authorized shares of beneficial interest. The Trustees are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the laws of The Commonwealth of Massachusetts. If shares of another series were issued in connection with the creation of one or more additional portfolios, each share of any portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Trustees of the Portfolio, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of the Portfolios. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series. Except as noted below under "Shareholder and Trustee Liability," all shares of the Portfolios when duly issued will be fully paid and non-assessable.

Voting Rights
-------------

          As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or a Portfolio and on other matters submitted to the vote of shareholders.

          The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of a Portfolio will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

          The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this SAI mean the lesser of (i) 67% or more of the shares of the applicable Portfolio or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of such Portfolio or such class are represented or (ii) more than 50% of the outstanding shares of such Portfolio or such class.

          There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Portfolios' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board of Trustees. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

          Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

          No amendment may be made to the Agreement and Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name, (ii) to establish, change or eliminate the par value of shares or (iii) to supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision contained in the Declaration of Trust.

Shareholder and Trustee Liability
---------------------------------

          Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder of that Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio of which he or she was a shareholder would be unable to meet its obligations.

          The Agreement and Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Beneficial Ownership
--------------------

          Persons who owned of record or beneficially more than 25% of any of a Portfolio's outstanding shares are deemed to "control" such Portfolio.

          At the close of business on December 8, 2006 there were 947,065,858 shares outstanding consisting of: US Value Portfolio, 168,027,698 shares; US Large Cap Growth Portfolio, 170,010,210 shares; Global Real Estate Investment Portfolio, 65,897,412 shares; International Value Portfolio, 74,640,374 shares; International Growth Portfolio, 76,714,074; Short Duration Bond Portfolio, 104,785,370; Intermediate Duration Bond Portfolio, 120,525,819; Inflation-Protected Securities Portfolio, 49,121,051; High Yield Portfolio, 35,548,023; Small-Mid Cap Value Portfolio, 42,183,099; Small-Mid Cap Value Portfolio, 38,406,496; Global Research Portfolio, 611,563; Global Value, 594,670 shares. To the knowledge of the Trust, the following persons owned of record or benefically 5% or more of a class of outstanding shares of the Trust as of December 8, 2006.

                     ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             32,038,336          19.07%
AB Pooling: US Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 28,172,874          16.77%
AB Pooling: US Value
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                29,187,500          17.37%
CBF-Appreciation Portfolio
AB Pooling: US Value
P.O. Box 1520 Secaucus, NJ 07096-1520


                ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             33,057,981          19.44%
AB Pooling: US Large Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 29,069,499          17.10%
AB Pooling: US Large Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                28,955,145          17.03%
CBF-Appreciation Portfolio
AB Pooling: US Large Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


       ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             11,240,686          17.06%
AB Pooling: Global Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520

Wealth Preservation                             4,313,860           6.55%
AB Pooling: Global Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 15,367,584          23.32%
AB Pooling: Global Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                10,757,460          16.32%
CBF-Appreciation Portfolio
AB Pooling: Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520


                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             14,719,676          19.72%
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 12,277,694          16.45%
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                13,508,475          18.10%
CBF-Appreciation Portfolio
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                3,952,784           5.30%
Age Based Portfolio (1999-2001)
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520


                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             16,766,530          21.86%
AB Pooling: International Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 14,050,438          18.32%
AB Pooling: International Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                13,979,700          18.22%
CBF-Appreciation Portfolio
AB Pooling: International Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


                 ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Preservation                             17,131,983          16.35%
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 7,864,082           7.50%
CBF-Balanced Portfolio
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 6,364,407           6.07%
Age Based Aggressive (1990-1992)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 9,714,707           9.27%
Age Based Portfolio (1987-1989)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                13,806,091          13.18%
Age Based Portfolio (1990-1992)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                11,099,884          10.59%
Age Based Portfolio (1993-1995)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                8,463,610           8.08%
Age Based Portfolio (1996-1998)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                7,341,417           7.01%
Age Based Portfolio (1999-2001)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520


             ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Preservation                             17,097,753          14.19%
AB Pooling: Intermediate Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 62,729,384          52.05%
AB Pooling: Intermediate Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520


           ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Preservation                              6,183,712          12.59%
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 3,738,618           7.61%
CBF-Balanced Portfolio
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 3,088,981           6.29%
Age Based Aggressive (1990-1992)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 2,534,539           5.16%
Age Based Aggressive (1993-1995)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 5,032,408           10.24%
Age Based Portfolio (1987-1989)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 6,845,328           13.94%
Age Based Portfolio (1990-1992)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 5,401,837           11.00%
Age Based Portfolio (1993-1995)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 4,145,824           8.44%
Age Based Portfolio (1996-1998)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 3,371,641           6.86%
Age Based Portfolio (1999-2001)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520


                     ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Balanced Wealth                                 15,113,699          42.52%
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 2,328,384           6.55%
CBF-BalancedPortfolio
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 2,448,629           6.89%
Age Based Portfolio (1987-1989)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 3,369,607           9.48%
Age Based Portfolio (1990-1992)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 2,835,824           7.98%
Age Based Portfolio (1993-1995)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 2,263,018           6.37%
Age Based Portfolio (1996-1998)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520


                 ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             10,060,314          23.85%
AB Pooling: Small-Mid Cap Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                  6,829,509          16.19%
AB Pooling: Small-Mid Cap Value
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 9,121,869          21.62%
CBF-Appreciation Portfolio
AB Pooling: Small-Mid Cap Value
P.O. Box 1520 Secaucus, NJ 07096-1520


                ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                              9,267,930          24.13%
AB Pooling: Small-Mid Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                  6,369,405          16.58%
AB Pooling: Small-Mid Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

CollegeBoundfund                                 8,344,937          21.73%
CBF-Appreciation Portfolio
AB Pooling: Small-Mid Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Blended Style Series Global Blend                  611,563            100%
AB Pooling Portfolio: Global Research Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


                    ALLIANCEBERNSTEIN GLOBAL VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Blended Style Series Global Blend                  594,670            100%
AB Pooling Portfolio: Global Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Custodial Arrangements
----------------------

          State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02110 ("State Street") acts as the Trust's custodian, but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Portfolios' Trustees, State Street may enter into subcustodial agreements for the holding of the Portfolios' securities outside of the United States.

Principal Underwriter
---------------------

          ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Portfolios, and as such may solicit orders from the public to purchase shares of the Portfolios. Under the Distribution Agreement, the Portfolios have agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

          Legal matters in connection with the issuance of the shares of the Portfolios offered hereby are passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

          KPMG LLP, 345 Park Avenue, New York, NY 10154-0102, has been appointed as independent registered public accounting firm for the Portfolios.

Additional Information
----------------------

          This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

--------------------------------------------------------------------------------

                       FINANCIAL STATEMENTS AND REPORT OF
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

          The financial statements of the Trust for the fiscal year ended August 31, 2006 and the report of KPMG LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust's annual report. Also incorporated by reference are the statement of changes in net assets and the financial highlights for the year ended August 31, 2005, which were audited by PricewaterhouseCoopers LLP whose report thereon, dated October 21, 2005, was included in the Trust's annual report for the year ended August 31, 2005. The annual reports were filed on Form N-CSR with the SEC on November 9, 2006, and November 9, 2005. These reports are available without charge upon request by calling ABIS at (800)-227-4618.

--------------------------------------------------------------------------------

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

--------------------------------------------------------------------------------

          Description of the bond ratings of Moody's Investors Service, Inc. are as follows:

          Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

          A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa-- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba-- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B-- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa-- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca-- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          C-- Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

          Descriptions of the bond ratings of Standard & Poor's are as follows:

          AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A-- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

          BB, B, CCC, CC, or C -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are often outweighed by large uncertainties or major risk exposures to adverse debt conditions.

          C1-- The rating C1 is reserved for income bonds on which no interest is being paid.

          D-- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

          The ratings from AAA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

--------------------------------------------------------------------------------

                                   APPENDIX B

                    STATEMENT OF POLICIES AND PROCEDURES FOR
                                 VOTING PROXIES

--------------------------------------------------------------------------------

1.   Introduction

     As a registered investment adviser, AllianceBernstein L.P. (the "Adviser", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

     This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to the Adviser's growth, value and blend investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.   Proxy Policies

     This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. The Adviser reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance: The Adviser's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

2.2. Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-U.S. markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

2.3. Appointment of Auditors: The Adviser believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to U.S. issuers making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

2.4. Changes in Legal and Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, the Adviser will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5. Corporate Restructurings, Mergers and Acquisitions: The Adviser believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights: The Adviser believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures: The Adviser believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation: The Adviser believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We will generally oppose plans that have below market value grant or exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. The policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

2.9. Social and Corporate Responsibility: The Adviser will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.   Proxy Voting Procedures

3.1. Proxy Voting Committees

     Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for the Adviser and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2. Conflicts of Interest

     The Adviser recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes the Adviser sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, the Adviser may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of the Adviser's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

     Because under certain circumstances the Adviser considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

3.3. Proxies of Certain Non-US Issuers

     Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, the Adviser believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

     In addition, voting proxies of issuers in non-U.S. markets may give rise to a number of administrative issues that may prevent the Adviser from voting such proxies. For example, the Adviser may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require the Adviser to provide local agents with power of attorney prior to implementing the Adviser's voting instructions. Although it is the Adviser's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-U.S. issuers, we vote proxies on a best efforts basis.

3.4. Loaned Securities

     Many clients of the Adviser have entered into securities lending arrangements with agent lenders to generate additional revenue. The Adviser will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5. Proxy Voting Records

     You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

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